GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 03, 2015	Feb. 17, 2015	Dec. 19, 2014	Nov. 19, 2014	Nov. 14, 2014	Jul. 01, 2014	Jan. 14, 2014	Dec. 31, 2013	Sep. 01, 2013	Jul. 31, 2013
Changes in carrying amounts of goodwill
Gross amount, Beginning balance	$ 66,936	$ 43,503
Gross amount, Exchange difference	200	(484)
Gross amount, Ending balance	97,635	66,936
Accumulated impairment loss, Beginning balance	25,524	25,712
Accumulated impairment loss, Exchange difference	10	(188)
Accumulated impairment loss, Ending balance	25,534	25,524
Goodwill	72,101	41,412
Shanghai Huajian Management
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	14,032
Goodwill								$ 14,032
iKang Shenyang Hospital
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	982
Goodwill							$ 982
iKang Shenyang Ningshan Hospital
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	1,124
Goodwill						$ 1,124
Gold iKang Shenyang Hospital
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	3,464
Goodwill					$ 3,464
iKang Tianjin Hedong Dongrun
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	2,099
Goodwill				$ 2,099
iKang Tianjin Hexi Fenghui
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	1,228
Goodwill				$ 1,228
WA Health Care
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	$ 7,570
Goodwill			$ 7,570
Nanjing Aoyang
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		731
Goodwill											$ 731
Yuanhua
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		15,654
Goodwill												$ 15,654
Shanghai Jianwei Management
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		572
Zhejiang Ailikang
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		1,628
Goodwill										$ 1,628
MediFast
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		$ 5,332
Goodwill									$ 5,332